UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/03

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  	Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Jacksonville Beach, FL    3 November 2003
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		109

Form 13F Information Table Value Total:	              $152,134  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corporation                COM              00130H105      151 20284.000SH       Sole                20284.000
Advance PCS                    COM              00790k109      756 16600.000SH       Sole                16600.000
Agilent Technologies Inc.      COM              00846U101      379 17148.000SH       Sole                17148.000
Air Prods & Chems Inc          COM              009158106      639 14175.000SH       Sole                14175.000
Albertson's Incorporated       COM              013104104      795 38625.000SH       Sole                38625.000
Allstate Corp.                 COM              020002101      799 21875.000SH       Sole                21875.000
American Electric Power        COM              025537101      720 24015.000SH       Sole                24015.000
American Express               COM              025816109     1371 30421.862SH       Sole                30421.862
American International Group,  COM              026874107     2118 36714.500SH       Sole                36714.500
American Natl Ins Co.          COM              028591105     3022 35535.000SH       Sole                35535.000
Amsouth Bancorporation         COM              032165102     3724 175510.000SH      Sole               175510.000
Arris Group, Inc.              COM              04269Q100      391 68000.000SH       Sole                68000.000
Automatic Data Processing      COM              053015103      642 17921.000SH       Sole                17921.000
Bank of America                COM              060505104     2676 34296.000SH       Sole                34296.000
Barrick Gold Corp              COM              067901108      192 10185.000SH       Sole                10185.000
Baxter Intl. Inc.              COM              071813109      422 14530.000SH       Sole                14530.000
Biotech Holders Trust          COM              09067D201      381 2950.000 SH       Sole                 2950.000
Boeing                         COM              097023105      990 28841.000SH       Sole                28841.000
Bristol Myers Squibb           COM              110122108     1921 74881.000SH       Sole                74881.000
British Petroleum Corporation  COM              055622104      427 10150.000SH       Sole                10150.000
Cascade Natural Gas            COM              147339105      349 17825.000SH       Sole                17825.000
Charles Schwab & Company       COM              808513105      496 41631.000SH       Sole                41631.000
Chevron Texaco                 COM              166764100      394 5520.000 SH       Sole                 5520.000
Cisco Sys Inc.                 COM              17275R102      213 10882.800SH       Sole                10882.800
Citigroup Inc.                 COM              172967101     1743 38302.591SH       Sole                38302.591
Coca Cola                      COM              191216100      443 10319.000SH       Sole                10319.000
Commercial Bancshares Florida  COM              201607108     7322 244394.000SH      Sole               163048.000         81346.000
Commercial Net Realty          COM              202218103      216 12700.000SH       Sole                12700.000
Compass Bank                   COM              20449H109     1515 43809.000SH       Sole                43809.000
ConocoPhillips                 COM              20825C104     2942 53730.000SH       Sole                53730.000
Constellation Brands Inc.      COM              21036P108      473 15500.000SH       Sole                15500.000
Dell Inc.                      COM              247025109     2059 61680.000SH       Sole                61680.000
Deluxe Corp.                   COM              248019101     1120 27900.000SH       Sole                27900.000
E I Dupont De Nemour           COM              263534109      523 13060.000SH       Sole                13060.000
EMC Corporation                COM              268648102      871 69002.000SH       Sole                69002.000
Emerson Electric               COM              291011104     1811 34396.000SH       Sole                34396.000
Exxon Mobil Corp               COM              302290101     2579 70473.000SH       Sole                70473.000
Florida Rock Industries        COM              341140101     6942 139961.000SH      Sole               139961.000
Flowers Foods, Inc.            COM              343496105      410 17985.000SH       Sole                17985.000
General Dynamics               COM              369550108      500 6405.000 SH       Sole                 6405.000
General Electric               COM              369604103     4944 165845.000SH      Sole               165845.000
General Mills                  COM              370334104      664 14107.000SH       Sole                14107.000
Genuine Parts                  COM              372460105     2050 64097.000SH       Sole                64097.000
Georgia-Pacific                COM              373298108     1153 47575.000SH       Sole                47575.000
H J Heinz                      COM              423074103     2201 64201.000SH       Sole                64201.000
Hawaiian Electric Industries   COM              419870100      832 19112.000SH       Sole                19112.000
Hewlett Packard                COM              428236103      824 42567.727SH       Sole                42567.727
Hilton Hotel Corporation       COM              432848109      247 15252.000SH       Sole                15252.000
Home Depot                     COM              437076102     2970 93237.000SH       Sole                93237.000
Intel Corporation              COM              458140100     3653 132804.000SH      Sole               132804.000
International Business Machine COM              459200101     1373 15545.571SH       Sole                15545.571
J.P Morgan Chase & Co.         COM              46625H100      221 6452.000 SH       Sole                 6452.000
Johnson & Johnson              COM              478160104     4944 99829.000SH       Sole                99829.000
Johnson Controls               COM              478366107     1263 13350.000SH       Sole                13350.000
Loch Harris Inc                COM              539578203        0 25000.000SH       Sole                25000.000
Lowe's Companies, Inc.         COM              548661107     1014 19530.000SH       Sole                19530.000
Lucent Technologies            COM              549463107       26 12190.541SH       Sole                12190.541
Mcdonalds Corp.                COM              580135101      208 8827.999 SH       Sole                 8827.999
Mellon Bank Corp               COM              585509102     2155 71507.000SH       Sole                71507.000
Merck & Co. Inc.               COM              589331107     1302 25720.778SH       Sole                25720.778
Microsoft Corporation          COM              594918104     1390 50017.000SH       Sole                50017.000
Motorola, Inc.                 COM              620076109      666 55658.000SH       Sole                55658.000
Nextel Communications Cl A     COM              65332v103      249 12655.000SH       Sole                12655.000
Nordstrom, Inc.                COM              655664100      870 35065.000SH       Sole                35065.000
Omnicom Group Inc.             COM              68212u104      478 6655.000 SH       Sole                 6655.000
Oracle Corporation             COM              68389X105      153 13620.000SH       Sole                13620.000
Park Place Entertainment       COM              700690100      143 15831.000SH       Sole                15831.000
Parkway Holdings Ltd           COM              V71793109        5 10000.000SH       Sole                10000.000
Patriot Transportation Holding COM              70337B102      544 18686.000SH       Sole                18686.000
Pepco Holdings Inc.            COM              737679100      362 20934.057SH       Sole                20934.057
Pepsico Inc.                   COM              713448108     2461 53690.174SH       Sole                53690.174
Pfizer                         COM              717081103     4033 132764.000SH      Sole               132764.000
Post Properties Inc.           COM              737464107      498 18300.000SH       Sole                18300.000
Procter & Gamble               COM              742718109      753 8115.000 SH       Sole                 8115.000
Protective Life Corp.          COM              743674103      586 19630.000SH       Sole                19630.000
Regency Centers Corporation    COM              758939102     1299 35250.000SH       Sole                35250.000
Royal Dutch Petroleum          COM              780257804     2026 45839.000SH       Sole                45839.000
Safeco Corp.                   COM              786429100     1235 35027.000SH       Sole                35027.000
Safeway Stores Inc.            COM              786514208      326 14228.000SH       Sole                14228.000
Sony Corporation               COM              835699307      761 21855.000SH       Sole                21855.000
Southern Company               COM              842587107     1657 56515.000SH       Sole                56515.000
Southtrust Corp.               COM              844730101      888 30220.000SH       Sole                30220.000
Starbucks Corporation          COM              855244109      641 22250.000SH       Sole                22250.000
Suntrust Banks Inc.            COM              867914103      622 10305.000SH       Sole                10305.000
Synovus Financial Corp.        COM              87161C105      221 8855.000 SH       Sole                 8855.000
Sysco Corporation              COM              871829107     1176 35949.000SH       Sole                35949.000
Target Inc.                    COM              87612E106     1109 29477.000SH       Sole                29477.000
Varian Medical Systems, I      COM              92220p105      592 10300.000SH       Sole                10300.000
Verizon Communications         COM              92343V104     1005 30969.000SH       Sole                30969.000
Wachovia Corp.                 COM              929771103     5050 122598.961SH      Sole               122598.961
Wal-Mart Stores                COM              931142103     1739 31137.704SH       Sole                31137.704
Walgreen Co                    COM              931422109     1184 38650.000SH       Sole                38650.000
Walt Disney                    COM              254687106      218 10798.000SH       Sole                10798.000
Washington Mutual Inc          COM              939322103      236 6000.000 SH       Sole                 6000.000
Wells Fargo & Co.              COM              949746101     1977 38390.000SH       Sole                38390.000
Worldcom Inc Worldcom Group    COM              98157D106        1 13000.000SH       Sole                13000.000
Wyeth                          COM              983024100      646 14020.000SH       Sole                14020.000
Wyndham Intl Inc. Class A      COM              983101106        6 10000.000SH       Sole                10000.000
Z-Tel Technologies Inc.        COM              988792107    17298 7360800.000SH     None                                7360800.000
Zimmer Holdings Inc.           COM              98956P102      460 8348.000 SH       Sole                 8348.000
Alltel Corp. 7.75%             PFD                             943    19295 SH       Sole                    19295
Citigroup VII 7.125%           PFD                            1766    66050 SH       Sole                    66050
Con Edison PFD 7.25%           PFD                             336    12500 SH       Sole                    12500
JP Morgan Pfd. 7.00% 2/15/32   PFD                             488    18500 SH       Sole                    18500
Protective Life-Prosaver Plati PFD                              32    25000 SH       Sole                    25000
Rochester G&E 6.650%           PFD                            1447    53800 SH       Sole                    53800
Safeco Corts TR  8.70%         PFD                            1396    51700 SH       Sole                    51700
SunTrust Cap. IV 7.125%        PFD                            2453    91425 SH       Sole                    91425
Duke Energy Corp Units Conv.   PFD                             222    17025 SH       Sole                    17025